Segment information (Operating segment) (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting [Abstract]
Number of operating segments	1
Customer Concentration Risk | Contract Revenues
Revenue, Major Customer [Line Items]
Revenue, major customer	100.00%		100.00%		100.00%
Customer Concentration Risk | Contract Revenues | BP
Revenue, Major Customer [Line Items]
Revenue, major customer	41.50%		35.00%		28.90%
Customer Concentration Risk | Contract Revenues | ExxonMobil
Revenue, Major Customer [Line Items]
Revenue, major customer	26.40%	[1]	14.50%	[1]	23.60%	[1]
Customer Concentration Risk | Contract Revenues | Tullow
Revenue, Major Customer [Line Items]
Revenue, major customer	17.40%		18.80%		13.90%
Customer Concentration Risk | Contract Revenues | Chevron
Revenue, Major Customer [Line Items]
Revenue, major customer	14.70%		12.10%		9.40%
Customer Concentration Risk | Contract Revenues | Total
Revenue, Major Customer [Line Items]
Revenue, major customer	0.00%		19.60%		24.20%

[1]	During 2014 and 2013 the ExxonMobil drilling contract relating to the West Aquarius was assigned to Hibernia Management and Development Co. Ltd.